April 1, 2021

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: OCM Mutual Fund
      File Nos. 002-90810 and 811-04010
      Rule 497(j) Certification
Ladies and Gentlemen:
The undersigned officer of OCM Mutual Fund (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:
1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 66 to the Form N‑1A Registration Statement filed by the Trust on March 26, 2021, which became effective on March 28, 2021.
2. the text of Post-Effective Amendment No. 66 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 26, 2021.
Very truly yours,

OCM MUTUAL FUND

By:           /s/ Gregory M. Orrell
Gregory M. Orrell